STOCKHOLDERS' DEFICIT (Summary of Warrant Activity)(Details) (Warrants [Member], USD $)	6 Months Ended
Jun. 30, 2012
Warrants [Member]
Number of Warrants
Outstanding at December 31, 2011	4,982,500
Expired	(400,000)
Granted	2,167,500
Outstanding at June 30, 2012	6,750,000
Weighted Average Exercise Price per Share
Outstanding at December 31, 2011	$ 0.27
Expired	$ 1.50
Granted	$ 0.12
Outstanding at June 30, 2012	$ 0.15